Financial Assets at Fair Value through Other Comprehensive Income (Details) - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Debt Instruments Valued At Fair Value [Member]
Financial Assets at Fair Value through Other Comprehensive Income (Details) [Line Items]
Net unrealized gain recorded in other comprehensive income for available for sale securities	$ 9,054	$ 15,290
Impairment of financial assets	3,084	7,736
Debt Instruments Valued At Fair Value [Member] | Instruments issued by the Chilean Governments and Central Bank of Chile [Member] | Other Instruments Sold Under Repurchase Agreements [Member]
Financial Assets at Fair Value through Other Comprehensive Income (Details) [Line Items]
Assets	$ 13,268
Repurchase agreement expiration period	5 days
Financial Assets Availableforsale Category [Member]
Financial Assets at Fair Value through Other Comprehensive Income (Details) [Line Items]
Realized gains reclassified to the income statement	$ 22,735	$ 4,716	$ 400